Matthews Japan FundMarch 31, 2026
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 103.9%
	Shares	Value
Industrials: 29.0%
Trading Companies & Distributors: 7.8%
Marubeni Corp.	587,800	$21,502,866
Sumitomo Corp.	539,400	20,183,846
Toyota Tsusho Corp.	293,700	11,382,865
		53,069,577
Machinery: 5.3%
Kawasaki Heavy Industries, Ltd.	868,500	16,334,004
MISUMI Group, Inc.	654,800	11,224,442
Fuji Corp.	259,600	7,926,887
		35,485,333
Industrial Conglomerates: 5.0%
Hitachi, Ltd.	912,100	26,756,901
Hikari Tsushin, Inc.	28,400	7,225,277
		33,982,178
Electrical Equipment: 4.1%
Mitsubishi Electric Corp.	478,000	15,633,990
Fuji Electric Co., Ltd.	168,700	11,817,785
		27,451,775
Professional Services: 2.3%
Recruit Holdings Co., Ltd.	351,500	15,314,844
Ground Transportation: 1.7%
East Japan Railway Co.	489,000	11,184,144
Construction & Engineering: 1.2%
Kinden Corp.	185,000	8,322,871
Marine Transportation: 0.9%
Mitsui OSK Lines, Ltd.	147,200	6,117,750
Commercial Services & Supplies: 0.7%
Itoki Corp.	250,000	4,907,959
Total Industrials		195,836,431

Consumer Discretionary: 20.6%
Household Durables: 6.4%
Sony Group Corp.	1,211,900	25,259,313
Panasonic Holdings Corp.	1,066,300	17,883,302
		43,142,615
Automobile Components: 4.5%
Sumitomo Electric Industries, Ltd.	247,200	14,045,926
Yokohama Rubber Co., Ltd.	233,700	8,966,679
GS Yuasa Corp.	219,900	7,559,134
		30,571,739
Automobiles: 3.6%
Toyota Motor Corp.	802,800	16,688,084
Isuzu Motors, Ltd.	539,200	7,764,894
		24,452,978
Textiles, Apparel & Luxury Goods: 2.5%
Asics Corp.	620,500	16,682,214

	Shares	Value
Specialty Retail: 1.9%
Fast Retailing Co., Ltd.	33,100	$13,078,022
Broadline Retail: 1.7%
Ryohin Keikaku Co., Ltd.	546,800	11,668,498
Total Consumer Discretionary		139,596,066

Financials: 18.2%
Banks: 9.6%
Mitsubishi UFJ Financial Group, Inc.	1,923,300	32,569,037
Sumitomo Mitsui Financial Group, Inc.	543,000	17,854,016
Japan Post Bank Co., Ltd.	904,400	14,750,967
		65,174,020
Insurance: 4.6%
MS&AD Insurance Group Holdings, Inc.	668,400	17,442,284
Tokio Marine Holdings, Inc.	283,500	13,307,766
		30,750,050
Financial Services: 2.4%
ORIX Corp.	537,600	15,951,322
Capital Markets: 1.6%
Nomura Holdings, Inc.	1,392,000	10,960,662
Total Financials		122,836,054

Information Technology: 13.7%
Semiconductors & Semiconductor Equipment: 9.4%
Tokyo Electron, Ltd.	140,000	34,783,133
Rohm Co., Ltd.	621,700	12,387,086
Renesas Electronics Corp.	748,200	10,697,188
Tokyo Seimitsu Co., Ltd.	67,900	6,037,688
		63,905,095
IT Services: 2.3%
NEC Corp.	634,800	15,795,789
Electronic Equipment, Instruments & Components: 2.0%
Anritsu Corp.	730,400	13,262,860
Total Information Technology		92,963,744

Health Care: 5.0%
Pharmaceuticals: 5.0%
Astellas Pharma, Inc.	902,200	14,707,499
Shionogi & Co., Ltd.	553,100	12,235,094
Sawai Group Holdings Co., Ltd.	464,100	6,539,998
Total Health Care		33,482,591

Materials: 4.8%
Chemicals: 4.8%
Shin-Etsu Chemical Co., Ltd.	565,600	23,030,560
Resonac Holdings Corp.	121,000	7,875,137
Osaka Soda Co., Ltd.	126,900	1,412,334
Total Materials		32,318,031

Consumer Staples: 4.5%
Food Products: 2.2%
NH Foods, Ltd.	170,900	7,589,645
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Matthews Japan FundMarch 31, 2026
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Ajinomoto Co., Inc.	259,500	$7,336,386
		14,926,031
Personal Care Products: 1.3%
Kao Corp.	233,400	9,085,695
Consumer Staples Distribution & Retail: 1.0%
Kobe Bussan Co., Ltd.	193,400	4,184,979
Seven & i Holdings Co., Ltd.	168,400	2,264,921
		6,449,900
Total Consumer Staples		30,461,626

Real Estate: 4.1%
Real Estate Management & Development: 4.1%
Sumitomo Realty & Development Co., Ltd.	476,100	13,509,726
Mitsubishi Estate Co., Ltd.	311,500	8,646,138
NS Group, Inc.	579,500	5,737,852
Total Real Estate		27,893,716

Communication Services: 2.8%
Wireless Telecommunication Services: 1.5%
SoftBank Group Corp.	426,200	10,377,864
Entertainment: 1.3%
Konami Group Corp.	71,500	8,810,813
Total Communication Services		19,188,677

	Shares	Value

Energy: 1.2%
Oil, Gas & Consumable Fuels: 1.2%
Inpex Corp.	278,800	$8,246,764
Total Energy		8,246,764

Total Investments: 103.9%		702,823,700
(Cost $604,900,871)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (3.9%)		(26,252,157)
Net Assets: 100.0%		$676,571,543

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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